Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 415,976	$ 198,075
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 415,976	$ 198,075